FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
May 23, 2002

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $125,507

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3435    29866 SH       SOLE                    29866
AOL Time Warner, Inc.          COM              00184A105     2101    88820 SH       SOLE                    88820
American Express Co.           COM              025816109     4584   111915 SH       SOLE                   111915
Amgen, Inc.                    COM              031162100     1601    26820 SH       SOLE                    26820
Applera Corp.-Applied Biosyste COM              038020103     2146    96015 SH       SOLE                    96015
Applied Materials, Inc.        COM              038222105     5715   105301 SH       SOLE                   105301
AutoNation, Inc.               COM              05329W102     4335   310100 SH       SOLE                   310100
Automatic Data Processing, Inc COM              053015103      262     4500 SH       SOLE                     4500
Bank of America                COM              060505104      766    11255 SH       SOLE                    11255
Belo Corp. Cl. A               COM              080555105     4860   209046 SH       SOLE                   209046
Berkshire Hathaway Cl. B       COM              084670207     5183     2188 SH       SOLE                     2188
Biovail Corp.                  COM              09067J109      309     6175 SH       SOLE                     6175
Campbell Soup Co.              COM              134429109     2446    91255 SH       SOLE                    91255
Cintas Corp.                   COM              172908105     1133    22723 SH       SOLE                    22723
Cisco Systems, Inc.            COM              17275R102     3126   184624 SH       SOLE                   184624
Coca-Cola Co.                  COM              191216100     6217   118969 SH       SOLE                   118969
Colgate-Palmolive Co.          COM              194162103      394     6900 SH       SOLE                     6900
Costco Cos.                    COM              22160K105      233     5850 SH       SOLE                     5850
Dell Computer Corp.            COM              247025109     4072   155948 SH       SOLE                   155948
EMC Corporation                COM              268648102     2586   216925 SH       SOLE                   216925
Gannett Co., Inc.              COM              364730101      975    12817 SH       SOLE                    12817
General Electric Co.           COM              369604103     2835    75700 SH       SOLE                    75700
Gillette Co.                   COM              375766102     5060   148786 SH       SOLE                   148786
Greenpoint Financial Corp.     COM              395384100      787    18000 SH       SOLE                    18000
Guidant Corp.                  COM              401698105     3323    76700 SH       SOLE                    76700
Home Depot, Inc.               COM              437076102      499    10275 SH       SOLE                    10275
Intel Corp.                    COM              458140100     4705   154703 SH       SOLE                   154703
International Business Machine COM              459200101      232     2234 SH       SOLE                     2234
Johnson & Johnson, Inc.        COM              478160104     5499    84666 SH       SOLE                    84666
McDonalds Corp.                COM              580135101     3752   135196 SH       SOLE                   135196
Medtronic, Inc.                COM              585055106     2610    57741 SH       SOLE                    57741
Merck & Co., Inc.              COM              589331107     3656    63495 SH       SOLE                    63495
Microsoft Corp.                COM              594918104     3413    56592 SH       SOLE                    56592
Nokia Corp. ADS                COM              654902204     1571    75762 SH       SOLE                    75762
Paychex, Inc.                  COM              704326107      899    22652 SH       SOLE                    22652
PepsiCo, Inc.                  COM              713448108      215     4181 SH       SOLE                     4181
Pfizer, Inc.                   COM              717081103     4448   111930 SH       SOLE                   111930
Sara Lee Corp.                 COM              803111103     2932   141228 SH       SOLE                   141228
Schering-Plough Corp.          COM              806605101     2841    90780 SH       SOLE                    90780
Starbucks Corp.                COM              855244109     2100    90785 SH       SOLE                    90785
State Street Corp.             COM              857477103     1196    21600 SH       SOLE                    21600
Symbol Technologies, Inc.      COM              871508107     3355   298452 SH       SOLE                   298452
Sysco Corp.                    COM              871829107     3495   117210 SH       SOLE                   117210
U.S. Bancorp -New              COM              902973304     1616    71603 SH       SOLE                    71603
United Parcel Service Cl. B    COM              911312106      248     4075 SH       SOLE                     4075
United Technologies Corp.      COM              913017109     1884    25388 SH       SOLE                    25388
Walt Disney Co.                COM              254687106     3084   133630 SH       SOLE                   133630
Wells Fargo & Co.              COM              949746101     1723    34875 SH       SOLE                    34875
Wrigley, (Wm.) Jr. Co.         COM              982526105      793    14868 SH       SOLE                    14868
Wyeth                          COM              983024100      258     3930 SH       SOLE                     3930